ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

December 31, 2024

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Zurich American Life Insurance Company and

Policy Owners of ZALICO Variable Separate Account of Zurich

 American Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and policy owners’ equity of each of the subaccounts listed in the Appendix that comprise ZALICO Variable Separate Account of Zurich American Life Insurance Company (the Separate Account), as of December 31, 2024, the related statement of operations and the statements of changes in policy owners’ equity for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its policy owners’ equity for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s Auditor since 2021.

April 25, 2025

Appendix

Subaccounts comprising ZALICO Variable Separate Account of Zurich American Life Insurance Company

Subaccounts	Statement of Operations	Statements of Changes in Policy Owners’ Equity

Alger Balanced-Class I-2

Alger Capital Appreciation-Class I-2

Alger Growth & Income-Class I-2

Alger Large Cap Growth-Class I-2

Alger Mid Cap Growth-Class I-2

AST Core Fixed Income Portfolio

AST International Equity Portfolio

AST Large-Cap Value Portfolio

AST Large-Cap Growth Portfolio

BNY Mellon Investment Portfolios MidCap Stock Portfolio – Initial Shares

BNY Mellon Stock Index Fund Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Initial Shares

BNY Mellon VIF Appreciation Portfolio-Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

DWS Capital Growth VIP A

DWS Core Equity VIP A

DWS CROCI® International VIP A

DWS Global Small Cap VIP A

DWS CROCI® U.S. VIP A

DWS Global Income Builder VIP A

DWS Government Money Market VIP A

DWS High Income VIP A

DWS International Growth VIP A

DWS Small Mid Cap Growth VIP A

DWS Small Mid Cap Value VIP A

DWS Equity 500 Index VIP A

DWS Small Cap Index VIP A

Fidelity VIP II Contrafund

Fidelity VIP Equity Income

Fidelity VIP Growth

Fidelity VIP Growth Opportunities

Fidelity VIP High Income

Fidelity VIP II Index 500

Fidelity VIP Overseas

FTVIP Templeton Developing Markets Fund CL 2

FTVIP Templeton Foreign Fund CL 2

FTVIP Templeton Global Bond Fund CL 2

	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccounts	Statement of Operations	Statements of Changes in Policy Owners’ Equity

Invesco V.I. Discovery Mid Cap Growth Fund Series I

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Technology Fund Series I

Janus Henderson Balanced Portfolio I-S

Janus Henderson Enterprise Portfolio I-S

Janus Henderson Flexible Bond Portfolio I-S

Janus Henderson Forty Portfolio I-S

Janus Henderson Global Research Portfolio I-S

Janus Henderson Overseas Portfolio I-S

Janus Henderson Research Portfolio I-S

LVIP American Century Disciplined Core Value

LVIP American Century International

LVIP American Century Ultra

LVIP American Century Value

PIMCO PVIT International Bond (U.S. Dollar-Hedged) – Admin

PIMCO PVIT Low Duration Portfolio – Admin

	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

AST Balanced Asset Allocation Portfolio	For the period from December 6, 2024 through December 31, 2024	For the period from December 6, 2024 through December 31, 2024

AST Mid-Cap Growth Portfolio	For the period ended December 13, 2024	For the year ended December 31, 2023 and for the period ended December 13, 2024

AST Small Cap Equity Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024

AST Small Cap Growth Portfolio	N/A	For the year ended December 31, 2023

AST T Rowe Price Asset Allocation Portfolio	For the period ended December 6, 2024	For the year ended December 31, 2023 and for the period ended December 6, 2024

DWS Core Equity VIP B DWS CROCI® International VIP B	For the period ended June 17, 2024	For the year ended December 31, 2023 and for the period ended June 17, 2024

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity

December 31, 2024

	$		$		$		$		$		$		$		$		$
	Alger Portfolios										Advanced Series Trust

	Alger Balanced- Class I-2		Alger Capital Appreciation -Class I-2		Alger Growth & Income- Class I-2		Alger Large Cap Growth- Class I-2		Alger Mid Cap Growth- Class I-2		AST Balanced Asset Allocation Portfolio		AST Core Fixed Income Portfolio		AST International Equity Portfolio		AST Large- Cap Growth Portfolio

ASSETS

Investments in underlying portfolio funds, at current fair value		$542,128		$566,539		$1,201,041		$1,191,510		$1,669,759		$1,150,949		$396,762		$613,364		$16,981,268

Dividends and other receivables		—		—		—		—		—		—		—		—		—

Total assets		542,128		566,539		1,201,041		1,191,510		1,669,759		1,150,949		396,762		613,364		16,981,268

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—		—		—		—

Policy owners’ equity		$542,128		$566,539		$1,201,041		$1,191,510		$1,669,759		$1,150,949		$396,762		$613,364		$16,981,268

Units Outstanding		14,711		6,655		18,156		15,223		30,484		119,029		42,961		21,533		974,539

Shares Owned in Each Portfolio		24,509		4,889		36,056		13,359		81,851		41,076		29,565		22,836		179,982

Fair Value per Share		$22.12		$115.88		$33.31		$89.19		$20.40		$28.02		$13.42		$26.86		$94.35

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2024

	$		$		$		$		$	$	$	$		$
	Advanced Series Trust								BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Funds	BNY Mellon Variable Investment Fund

	AST Large- Cap Value Portfolio		AST Mid- Cap Growth Portfolio		AST Small Cap Equity Portfolio		AST T Rowe Price Asset Allocation		BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio - Initial Shares		BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares

ASSETS

Investments in underlying portfolio funds, at current fair value		$3,106,993		$—		$320,723		$—	$144,155	$880,449	$209,285		$268,834		$867,973

Dividends and other receivables		—		—		—		—	—	—	—		—		—

Total assets		3,106,993		—		320,723		—	144,155	880,449	209,285		268,834		867,973

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—	—	—	—		—		—

Policy owners’ equity		$3,106,993		$—		$320,723		$—	$144,155	$880,449	$209,285		$268,834		$867,973

Units Outstanding		41,722		—		3,749		—	2,585	12,681	4,214		4,750		22,476

Shares Owned in Each Portfolio		59,080		—		4,001		—	7,005	11,039	3,770		7,367		19,926

Fair Value per Share		$52.59		$—		$80.16		$—	$20.58	$79.76	$55.51		$36.49		$43.56

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2024

	$		$		$		$		$		$		$		$		$
	Deutsche DWS Variable Series I												Deutsche DWS Variable Series II

	DWS Capital Growth VIP A		DWS Core Equity VIP A		DWS Core Equity VIP B		DWS CROCI® International VIP A		DWS CROCI® International VIP B		DWS Global Small Cap VIP A		DWS CROCI® U.S. VIP A		DWS Global Income Builder VIP A		DWS Government Money Market VIP A

ASSETS

Investments in underlying portfolio funds, at current fair value		$7,466,406		$1,649,510		$—		$250,360		$—		$276,247		$2,068,326		$1,027,898		$3,087,337

Dividends and other receivables		—		—		—		—		—		—		—		—		27

Total assets		7,466,406		1,649,510		—		250,360		—		276,247		2,068,326		1,027,898		3,087,364

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—		—		—		—

Policy owners’ equity		$7,466,406		$1,649,510		$—		$250,360		$—		$276,247		$2,068,326		$1,027,898		$3,087,364

Units Outstanding		104,188		27,154		—		14,371		—		7,047		227,691		104,195		1,259,467

Shares Owned in Each Portfolio		169,807		119,964		—		33,832		—		26,511		114,399		43,463		3,087,337

Fair Value per Share		$43.97		$13.75		$—		$7.40		$—		$10.42		$18.08		$23.65		$1.00

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2024

	$		$		$		$		$		$		$		$		$
	Deutsche DWS Variable Series II								Deutsche DWS Investments VIT Funds				Fidelity Variable Insurance Products Funds

	DWS High Income VIP A		DWS International Growth VIP A		DWS Small Mid Cap Growth VIP A		DWS Small Mid Cap Value VIP A		DWS Equity 500 Index VIP A		DWS Small Cap Index VIP A		Fidelity VIP II Contrafund		Fidelity VIP Equity Income		Fidelity VIP Growth

ASSETS

Investments in underlying portfolio funds, at current fair value		$480,058		$4,458		$3,927,966		$89,979		$986,854		$170,272		$4,696,444		$1,312,235		$1,597,251

Dividends and other receivables		—		—		—		—		—		—		—		—		—

Total assets		480,058		4,458		3,927,966		89,979		986,854		170,272		4,696,444		1,312,235		1,597,251

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—		—		—		—

Policy owners’ equity		$480,058		$4,458		$3,927,966		$89,979		$986,854		$170,272		$4,696,444		$1,312,235		$1,597,251

Units Outstanding		80,139		148		554,082		1,322		17,624		3,997		21,199		19,917		15,972

Shares Owned in Each Portfolio		84,666		273		275,260		6,515		31,721		11,727		81,057		49,351		16,477

Fair Value per Share		$5.67		$16.33		$14.27		$13.81		$31.11		$14.52		$57.94		$26.59		$96.94

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2024

	$		$		$		$		$		$		$		$		$
	Fidelity Variable Insurance Products Funds								Franklin Templeton Variable Insurance Products Trust						Invesco Variable Insurance Funds

	Fidelity VIP Growth Opportunities		Fidelity VIP High Income		Fidelity VIP II Index 500		Fidelity VIP Overseas		FTVIP Templeton Developing Markets Fund CL 2		FTVIP Templeton Foreign Fund CL 2		FTVIP Templeton Global Bond Fund CL 2		Invesco V.I. Discovery Mid Cap Growth Fund Series I		Invesco V.I. Diversified Dividend Fund Series I

ASSETS

Investments in underlying portfolio funds, at current fair value		$2,292,241		$152,729		$3,855,365		$83,425		$137,906		$63,651		$37,569		$67,636		$101,032

Dividends and other receivables		—		—		—		—		—		—		—		—		—

Total assets		2,292,241		152,729		3,855,365		83,425		137,906		63,651		37,569		67,636		101,032

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—		—		—		—

Policy owners’ equity		$2,292,241		$152,729		$3,855,365		$83,425		$137,906		$63,651		$37,569		$67,636		$101,032

Units Outstanding		13,615		5,985		4,615		3,145		7,081		3,500		2,969		4,022		3,075

Shares Owned in Each Portfolio		27,617		32,358		6,770		3,275		16,320		4,626		3,301		867		3,904

Fair Value per Share		$83.00		$4.72		$569.48		$25.47		$8.45		$13.76		$11.38		$78.01		$25.88

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2024

	$		$		$		$		$		$		$		$		$
	Invesco Variable Insurance Funds				Janus Aspen Series

	Invesco V.I. Equity and Income Fund Series I		Invesco V.I. Technology Fund Series I		Janus Henderson Balanced Portfolio I-S		Janus Henderson Enterprise Portfolio I-S		Janus Henderson Flexible Bond Portfolio I-S		Janus Henderson Forty Portfolio I-S		Janus Henderson Global Research Portfolio I-S		Janus Henderson Overseas Portfolio I-S		Janus Henderson Research Portfolio I-S

ASSETS

Investments in underlying portfolio funds, at current fair value		$171		$276,987		$2,337,784		$1,739,960		$87,163		$3,136,518		$1,269,683		$642,452		$2,041,979

Dividends and other receivables		—		—		—		—		—		—		—		—		—

Total assets		171		276,987		2,337,784		1,739,960		87,163		3,136,518		1,269,683		642,452		2,041,979

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—		—		—		—

Policy owners’ equity		$171		$276,987		$2,337,784		$1,739,960		$87,163		$3,136,518		$1,269,683		$642,452		$2,041,979

Units Outstanding		15		3,225		53,667		22,292		5,124		14,776		25,612		27,074		24,862

Shares Owned in Each Portfolio		10		11,638		45,642		20,670		8,940		54,662		17,489		14,628		34,377

Fair Value per Share		$17.10		$23.80		$51.22		$84.18		$9.75		$57.38		$72.60		$43.92		$59.40

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2024

	$		$		$		$		$		$
	Lincoln Financial Group								PIMCO Variable Insurance Trust

	LVIP American Century Disciplined Core Value		LVIP American Century International		LVIP American Century Ultra		LVIP American Century Value		PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin		PIMCO PVIT Low Duration Portfolio - Admin

ASSETS

Investments in underlying portfolio funds, at current fair value		$69,381		$47,592		$156,545		$367,025		$74,259		$35,431

Dividends and other receivables		—		—		—		—		—		—

Total assets		69,381		47,592		156,545		367,025		74,259		35,431

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—

Policy owners’ equity		$69,381		$47,592		$156,545		$367,025		$74,259		$35,431

Units Outstanding		1,561		1,852		1,509		8,453		2,996		2,064

Shares Owned in Each Portfolio		8,101		4,454		5,158		30,013		7,426		3,675

Fair Value per Share		$8.57		$10.69		$30.35		$12.23		$10.00		$9.64

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Alger Portfolios					Advanced Series Trust
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	AST Balanced Asset Allocation Portfolio	AST Core Fixed Income Portfolio	AST International Equity Portfolio	AST Large- Cap Growth Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	12/6/2024	1/1/2024	1/1/2024	1/1/2024

	to	to	to	to	to	to	to	to	to

	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

REVENUE
Dividend income	$—	$—	$6,674	$—	$—	$—	$—	$—	$—
EXPENSES
Administration, mortality and expense risk charges	2,594	5,112	4,133	3,744	5,454	716	3,574	5,401	125,114

Net investment income (loss)	(2,594)	(5,112)	2,541	(3,744)	(5,454)	(716)	(3,574)	(5,401)	(125,114)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	43,554	59,984	24,768	10,422	(15,844)	(41)	(2,820)	33,056	514,150
Capital gain distributions	994	—	4,049	—	—	—	—	—	—

Net realized gain (loss) on investments	44,548	59,984	28,817	10,422	(15,844)	(41)	(2,820)	33,056	514,150
Change in unrealized appreciation (depreciation) on investments	38,694	172,198	190,408	363,006	314,634	(38,596)	9,060	(4,837)	2,963,628

Net realized and unrealized gain (loss) on investments	83,242	232,182	219,225	373,428	298,790	(38,637)	6,240	28,219	3,477,778

Net increase (decrease) in policy owners’ equity resulting from operations	$80,648	$227,070	$221,766	$369,684	$293,336	$(39,353)	$2,666	$22,818	$3,352,664

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Advanced Series Trust				BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Funds	BNY Mellon Variable Investment Fund

	AST Large- Cap Value Portfolio	AST Mid- Cap Growth Portfolio	AST Small Cap Equity Portfolio	AST T Rowe Price Asset Allocation	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio - Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/13/2024	12/31/2024	12/6/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
REVENUE
Dividend income	$—	$—	$—	$—	$1,146	$9,771	$1,195	$1,100	$5,722
EXPENSES
Administration, mortality and expense risk charges	28,603	20,816	2,927	9,656	1,257	3,011	1,307	882	2,796

Net investment income (loss)	(28,603)	(20,816)	(2,927)	(9,656)	(111)	6,760	(112)	218	2,926

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	201,093	1,469,550	39,324	722,350	(12)	27,358	11,798	(690)	35
Capital gain distributions	—	—	—	—	1,960	53,846	1,422	18,222	—

Net realized gain (loss) on investments	201,093	1,469,550	39,324	722,350	1,948	81,204	13,220	17,532	35
Change in unrealized appreciation (depreciation) on investments	99,473	(1,054,341)	6,377	(560,985)	13,205	91,562	34,528	11,648	32,942

Net realized and unrealized gain (loss) on investments	300,566	415,209	45,701	161,365	15,153	172,766	47,748	29,180	32,977

Net increase (decrease) in policy owners’ equity resulting from operations	$271,963	$394,393	$42,774	$151,709	$15,042	$179,526	$47,636	$29,398	$35,903

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series I						Deutsche DWS Variable Series II
	DWS Capital Growth VIP A	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/31/2024	6/17/2024	12/31/2024	6/17/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
REVENUE
Dividend income	$13,393	$15,733	$815	$8,258	$8,282	$4,258	$33,294	$39,458	$128,369
EXPENSES
Administration, mortality and expense risk charges	64,326	14,031	597	1,721	1,126	2,607	19,352	9,934	20,566

Net investment income (loss)	(50,933)	1,702	218	6,537	7,156	1,651	13,942	29,524	107,803

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	296,215	95,458	28,494	1,851	11,815	(23,037)	93,859	8,539	—
Capital gain distributions	540,153	99,367	7,994	—	—	12,869	—	—	—

Net realized gain (loss) on investments	836,368	194,825	36,488	1,851	11,815	(10,168)	93,859	8,539	—
Change in unrealized appreciation (depreciation) on investments	833,874	134,461	(18,347)	(4,661)	(16,818)	22,021	222,484	56,558	—

Net realized and unrealized gain (loss) on investments	1,670,242	329,286	18,141	(2,810)	(5,003)	11,853	316,343	65,097	—

Net increase (decrease) in policy owners’ equity resulting from operations	$1,619,309	$330,988	$18,359	$3,727	$2,153	$13,504	$330,285	$94,621	$107,803

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS High Income VIP A	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
REVENUE
Dividend income	$39,432	$53	$—	$1,041	$11,020	$1,835	$8,292	$23,106	$13
EXPENSES
Administration, mortality and expense risk charges	5,453	40	33,710	800	8,247	523	40,060	7,739	5,306

Net investment income (loss)	33,979	13	(33,710)	241	2,773	1,312	(31,768)	15,367	(5,293)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	(34,381)	34	(114,526)	232	9,881	(1,016)	156,517	35,722	24,190
Capital gain distributions	—	—	37,218	4,290	52,499	4,301	527,738	75,281	333,955

Net realized gain (loss) on investments	(34,381)	34	(77,308)	4,522	62,380	3,285	684,255	111,003	358,145
Change in unrealized appreciation (depreciation) on investments	37,056	301	286,575	(253)	124,262	11,660	558,928	46,060	23,603

Net realized and unrealized gain (loss) on investments	2,675	335	209,267	4,269	186,642	14,945	1,243,183	157,063	381,748

Net increase (decrease) in policy owners’ equity resulting from operations	$36,654	$348	$175,557	$4,510	$189,415	$16,257	$1,211,415	$172,430	$376,455

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Fidelity Variable Insurance Products Funds				Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
REVENUE
Dividend income	$—	$9,002	$46,926	$1,413	$5,429	$1,547	$—	$—	$1,844
EXPENSES
Administration, mortality and expense risk charges	18,812	619	33,543	270	852	204	160	277	357

Net investment income (loss)	(18,812)	8,383	13,383	1,143	4,577	1,343	(160)	(277)	1,487

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	114,825	(1,480)	316,283	848	1,360	459	(732)	(354)	(207)
Capital gain distributions	—	—	2,231	3,922	1,043	—	—	—	3,925

Net realized gain (loss) on investments	114,825	(1,480)	318,514	4,770	2,403	459	(732)	(354)	3,718
Change in unrealized appreciation (depreciation) on investments	557,427	5,500	453,410	(2,134)	2,439	(2,676)	(4,004)	15,254	6,181

Net realized and unrealized gain (loss) on investments	672,252	4,020	771,924	2,636	4,842	(2,217)	(4,736)	14,900	9,899

Net increase (decrease) in policy owners’ equity resulting from operations	$653,440	$12,403	$785,307	$3,779	$9,419	$(874)	$(4,896)	$14,623	$11,386

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Invesco Variable Insurance Funds		Janus Aspen Series
	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
REVENUE
Dividend income	$3	$—	$46,633	$12,405	$4,251	$3,258	$9,083	$9,030	$557
EXPENSES
Administration, mortality and expense risk charges	1	998	8,480	5,717	323	26,683	4,376	2,356	6,929

Net investment income (loss)	2	(998)	38,153	6,688	3,928	(23,425)	4,707	6,674	(6,372)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	—	1,005	14,624	13,639	(2,678)	127,327	24,240	6,706	48,743
Capital gain distributions	7	11,021	—	66,138	—	170,031	38,097	—	52,956

Net realized gain (loss) on investments	7	12,026	14,624	79,777	(2,678)	297,358	62,337	6,706	101,699
Change in unrealized appreciation (depreciation) on investments	10	63,962	254,052	148,733	—	424,093	176,509	20,300	450,760

Net realized and unrealized gain (loss) on investments	17	75,988	268,676	228,510	(2,678)	721,451	238,846	27,006	552,459

Net increase (decrease) in policy owners’ equity resulting from operations	$19	$74,990	$306,829	$235,198	$1,250	$698,026	$243,553	$33,680	$546,087

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2024

	Lincoln Financial Group				PIMCO Variable Insurance Trust
	LVIP American Century Disciplined Core Value	LVIP American Century International	LVIP American Century Ultra	LVIP American Century Value	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
REVENUE
Dividend income	$885	$742	$—	$10,741	$2,618	$1,377
EXPENSES
Administration, mortality and expense risk charges	268	111	503	1,244	653	311

Net investment income (loss)	617	631	(503)	9,497	1,965	1,066

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	(200)	7	8,788	10,696	(338)	(142)
Capital gain distributions	—	—	13,140	21,275	—	—

Net realized gain (loss) on investments	(200)	7	21,928	31,971	(338)	(142)
Change in unrealized appreciation (depreciation) on investments	7,263	391	16,103	(9,984)	1,595	301

Net realized and unrealized gain (loss) on investments	7,063	398	38,031	21,987	1,257	159

Net increase (decrease) in policy owners’ equity resulting from operations	$7,680	$1,029	$37,528	$31,484	$3,222	$1,225

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Alger Portfolios					Advanced Series Trust
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	AST Balanced Asset Allocation Portfolio	AST Core Fixed Income Portfolio	AST International Equity Portfolio	AST Large- Cap Growth Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	12/6/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
OPERATIONS
Net investment income (loss)	$(2,594)	$(5,112)	$2,541	$(3,744)	$(5,454)	$(716)	$(3,574)	$(5,401)	$(125,114)
Net realized gain (loss) on investments	44,548	59,984	28,817	10,422	(15,844)	(41)	(2,820)	33,056	514,150
Change in unrealized appreciation (depreciation) on investments	38,694	172,198	190,408	363,006	314,634	(38,596)	9,060	(4,837)	2,963,628

Net increase (decrease) in policy owners’ equity resulting from operations	80,648	227,070	221,766	369,684	293,336	(39,353)	2,666	22,818	3,352,664

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	11,581	—	23,319	23,416	40,572	2,034	47,784	22,634	334,042
Net transfer (to) from affiliate and subaccounts	(89,359)	(188,910)	(1,925)	(41,932)	(48,932)	1,192,466	12,309	52,058	2,157,117
Payments for redemptions	(2,696)	(2,285)	(13,901)	(27,252)	(10,551)	—	(10,753)	(25,531)	(488,401)
Cost of insurance	(16,956)	(2,812)	(35,309)	(34,458)	(62,669)	(4,198)	(47,152)	(32,164)	(645,373)

Net increase (decrease) from policy owners’ equity transactions	(97,430)	(194,007)	(27,816)	(80,226)	(81,580)	1,190,302	2,188	16,997	1,357,385

Total increase (decrease) in policy owners’ equity	(16,782)	33,063	193,950	289,458	211,756	1,150,949	4,854	39,815	4,710,049
POLICY OWNERS’ EQUITY
Beginning of period	558,910	533,476	1,007,091	902,052	1,458,003	—	391,908	573,549	12,271,219

End of period	$542,128	$566,539	$1,201,041	$1,191,510	$1,669,759	$1,150,949	$396,762	$613,364	$16,981,268

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Advanced Series Trust				BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Funds	BNY Mellon Variable Investment Fund
	AST Large- Cap Value Portfolio	AST Mid- Cap Growth Portfolio	AST Small Cap Equity Portfolio	AST T Rowe Price Asset Allocation	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio - Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/13/2024	12/31/2024	12/6/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
OPERATIONS
Net investment income (loss)	$(28,603)	$(20,816)	$(2,927)	$(9,656)	$(111)	$6,760	$(112)	$218	$2,926
Net realized gain (loss) on investments	201,093	1,469,550	39,324	722,350	1,948	81,204	13,220	17,532	35
Change in unrealized appreciation (depreciation) on investments	99,473	(1,054,341)	6,377	(560,985)	13,205	91,562	34,528	11,648	32,942

Net increase (decrease) in policy owners’ equity resulting from operations	271,963	394,393	42,774	151,709	15,042	179,526	47,636	29,398	35,903

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	96,495	72,882	6,561	54,194	—	14,399	3,418	6,560	20,070
Net transfer (to) from affiliate and subaccounts	(1,978)	(2,588,151)	(5,667)	(1,223,115)	—	(31,335)	(2,771)	4,123	24,866
Payments for redemptions	(127,669)	(123,638)	(19,808)	(42,654)	—	(36,780)	(32,894)	(7)	(4,887)
Cost of insurance	(152,756)	(139,642)	(16,134)	(54,772)	(703)	(21,085)	(4,461)	(6,859)	(31,496)

Net increase (decrease) from policy owners’ equity transactions	(185,908)	(2,778,549)	(35,048)	(1,266,347)	(703)	(74,801)	(36,708)	3,817	8,553

Total increase (decrease) in policy owners’ equity	86,055	(2,384,156)	7,726	(1,114,638)	14,339	104,725	10,928	33,215	44,456
POLICY OWNERS’ EQUITY
Beginning of period	3,020,938	2,384,156	312,997	1,114,638	129,816	775,724	198,357	235,619	823,517

End of period	$3,106,993	$—	$320,723	$—	$144,155	$880,449	$209,285	$268,834	$867,973

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series I						Deutsche DWS Variable Series II
	DWS Capital Growth VIP A	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/31/2024	6/17/2024	12/31/2024	6/17/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
OPERATIONS
Net investment income (loss)	$(50,933)	$1,702	$218	$6,537	$7,156	$1,651	$13,942	$29,524	$107,803
Net realized gain (loss) on investments	836,368	194,825	36,488	1,851	11,815	(10,168)	93,859	8,539	—
Change in unrealized appreciation (depreciation) on investments	833,874	134,461	(18,347)	(4,661)	(16,818)	22,021	222,484	56,558	—

Net increase (decrease) in policy owners’ equity resulting from operations	1,619,309	330,988	18,359	3,727	2,153	13,504	330,285	94,621	107,803

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	55,922	36,939	2,019	7,320	3,829	—	24,367	14,473	132,723
Net transfer (to) from affiliate and subaccounts	(329,630)	(25,544)	(160,519)	13,498	(261,469)	(40,557)	(182,106)	(246,006)	698,240
Payments for redemptions	(144,711)	(338,814)	—	(6,148)	(11,749)	(3,505)	(152,348)	(45,538)	(171,557)
Cost of insurance	(144,618)	(62,706)	(5,351)	(9,446)	(4,801)	(1,418)	(41,031)	(25,424)	(203,469)

Net increase (decrease) from policy owners’ equity transactions	(563,037)	(390,125)	(163,851)	5,224	(274,190)	(45,480)	(351,118)	(302,495)	455,937

Total increase (decrease) in policy owners’ equity	1,056,272	(59,137)	(145,492)	8,951	(272,037)	(31,976)	(20,833)	(207,874)	563,740
POLICY OWNERS’ EQUITY
Beginning of period	6,410,134	1,708,647	145,492	241,409	272,037	308,223	2,089,159	1,235,772	2,523,624

End of period	$7,466,406	$1,649,510	$—	$250,360	$—	$276,247	$2,068,326	$1,027,898	$3,087,364

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS High Income VIP A	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
OPERATIONS
Net investment income (loss)	$33,979	$13	$(33,710)	$241	$2,773	$1,312	$(31,768)	$15,367	$(5,293)
Net realized gain (loss) on investments	(34,381)	34	(77,308)	4,522	62,380	3,285	684,255	111,003	358,145
Change in unrealized appreciation (depreciation) on investments	37,056	301	286,575	(253)	124,262	11,660	558,928	46,060	23,603

Net increase (decrease) in policy owners’ equity resulting from operations	36,654	348	175,557	4,510	189,415	16,257	1,211,415	172,430	376,455

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	12,141	—	133,830	—	—	3,834	107,205	38,629	19,101
Net transfer (to) from affiliate and subaccounts	(207,922)	—	(65,043)	—	(8)	3,253	(79,257)	5,720	(39,698)
Payments for redemptions	(277)	—	(134,054)	—	(5,676)	(250)	(165,315)	(29,520)	(2,724)
Cost of insurance	(20,872)	(43)	(186,652)	(476)	(4,376)	(3,404)	(191,923)	(76,497)	(36,456)

Net increase (decrease) from policy owners’ equity transactions	(216,930)	(43)	(251,919)	(476)	(10,060)	3,433	(329,290)	(61,668)	(59,777)

Total increase (decrease) in policy owners’ equity	(180,276)	305	(76,362)	4,034	179,355	19,690	882,125	110,762	316,678
POLICY OWNERS’ EQUITY
Beginning of period	660,334	4,153	4,004,328	85,945	807,499	150,582	3,814,319	1,201,473	1,280,573

End of period	$480,058	$4,458	$3,927,966	$89,979	$986,854	$170,272	$4,696,444	$1,312,235	$1,597,251

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	Fidelity Variable Insurance Products Funds				Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I
	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS
Net investment income (loss)	$(18,812)	$8,383	$13,383	$1,143	$4,577	$1,343	$(160)	$(277)	$1,487
Net realized gain (loss) on investments	114,825	(1,480)	318,514	4,770	2,403	459	(732)	(354)	3,718
Change in unrealized appreciation (depreciation) on investments	557,427	5,500	453,410	(2,134)	2,439	(2,676)	(4,004)	15,254	6,181

Net increase (decrease) in policy owners’ equity resulting from operations	653,440	12,403	785,307	3,779	9,419	(874)	(4,896)	14,623	11,386

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	48,019	4,369	102,256	3,828	4,089	877	2,426	441	2,342
Net transfer (to) from affiliate and subaccounts	(76,542)	502	(30,761)	(625)	4,370	3,157	248	(7)	3,583
Payments for redemptions	(51,049)	(3,017)	(184,043)	(191)	(2,342)	—	(116)	(12,989)	—
Cost of insurance	(105,793)	(7,151)	(199,723)	(3,374)	(6,208)	(2,085)	(881)	(2,681)	(4,288)

Net increase (decrease) from policy owners’ equity transactions	(185,365)	(5,297)	(312,271)	(362)	(91)	1,949	1,677	(15,236)	1,637

Total increase (decrease) in policy owners’ equity	468,075	7,106	473,037	3,417	9,328	1,075	(3,219)	(613)	13,023
POLICY OWNERS’ EQUITY
Beginning of period	1,824,166	145,623	3,382,329	80,008	128,578	62,576	40,788	68,249	88,009

End of period	$2,292,241	$152,729	$3,855,366	$83,425	$137,906	$63,651	$37,569	$67,636	$101,032

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	Invesco Variable Insurance Funds		Janus Aspen Series
	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
OPERATIONS
Net investment income (loss)	$2	$(998)	$38,153	$6,688	$3,928	$(23,425)	$4,707	$6,674	$(6,372)
Net realized gain (loss) on investments	7	12,026	14,624	79,777	(2,678)	297,358	62,337	6,706	101,699
Change in unrealized appreciation (depreciation) on investments	10	63,962	254,052	148,733	—	424,093	176,509	20,300	450,760

Net increase (decrease) in policy owners’ equity resulting from operations	19	74,990	306,829	235,198	1,250	698,026	243,553	33,680	546,087

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	6,022	22,346	23,159	6,407	85,157	25,126	14,832	28,148
Net transfer (to) from affiliate and subaccounts	(1)	(7,138)	(4,538)	(9,722)	5,163	(24,688)	(16,905)	16,340	(84,544)
Payments for redemptions	—	(32,719)	(11,415)	(26,740)	(7,658)	(172,537)	(9,497)	(9,897)	(14,873)
Cost of insurance	(4)	(7,800)	(34,185)	(53,118)	(8,216)	(153,645)	(39,089)	(18,621)	(49,309)

Net increase (decrease) from policy owners’ equity transactions	(5)	(41,635)	(27,792)	(66,421)	(4,304)	(265,713)	(40,365)	2,654	(120,578)

Total increase (decrease) in policy owners’ equity	14	33,355	279,037	168,777	(3,054)	432,313	203,188	36,334	425,509
POLICY OWNERS’ EQUITY
Beginning of period	157	243,632	2,058,747	1,571,183	90,217	2,704,205	1,066,495	606,118	1,616,470

End of period	$171	$276,987	$2,337,784	$1,739,960	$87,163	$3,136,518	$1,269,683	$642,452	$2,041,979

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	Lincoln Financial Group				PIMCO Variable Insurance Trust
	LVIP American Century Disciplined Core Value	LVIP American Century International	LVIP American Century Ultra	LVIP American Century Value	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024
OPERATIONS
Net investment income (loss)	$617	$631	$(503)	$9,497	$1,965	$1,066
Net realized gain (loss) on investments	(200)	7	21,928	31,971	(338)	(142)
Change in unrealized appreciation (depreciation) of investments	7,263	391	16,103	(9,984)	1,595	301

Net increase (decrease) in policy owners’ equity resulting from operations	7,680	1,029	37,528	31,484	3,222	1,225

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,854	548	1,755	11,099	3,761	1,872
Net transfer (to) from affiliate and subaccounts	4,650	5,016	(4,371)	(32,758)	1,879	2,220
Payments for redemptions	—	—	(22,597)	(2,710)	—	—
Cost of insurance	(4,662)	(661)	(2,201)	(15,184)	(6,379)	(2,826)

Net increase (decrease) from policy owners’ equity transactions	1,842	4,903	(27,414)	(39,553)	(739)	1,266

Total increase (decrease) in policy owners’ equity	9,522	5,932	10,114	(8,069)	2,483	2,491
POLICY OWNERS’ EQUITY
Beginning of period	59,859	41,660	146,431	375,094	71,776	32,940

End of period	$69,381	$47,592	$156,545	$367,025	$74,259	$35,431

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2023

	Alger Portfolios					American Century Variable Portfolios, Inc. (a)
	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	American Century VP Disciplined Core Value (a)	American Century VP International (a)	American Century VP Ultra (a)	American Century VP Value (a)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023
OPERATIONS
Net investment income (loss)	$4,844	$(4,108)	$9,578	$(2,938)	$(4,623)	$796	$473	$(420)	$7,325
Net realized gain (loss) on investments	9,104	1,254	52,003	(6,846)	(58,336)	(9,302)	(47)	9,244	30,672
Change in unrealized appreciation (depreciation) on investments	68,667	159,108	133,808	236,967	337,924	13,670	4,283	35,177	(7,990)

Net increase in policy owners’ equity resulting from operations	82,615	156,254	195,389	227,183	274,965	5,164	4,709	44,001	30,007

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	11,471	—	23,365	22,145	40,637	4,215	567	1,755	11,952
Net transfer (to) from affiliate and subaccounts	(10,056)	(79,742)	8,835	(2,475)	1,837	(27,091)	(715)	894	4,658
Payments for redemptions	(20,578)	—	(35,495)	(41,776)	(32,319)	—	—	—	(5,696)
Cost of insurance	(16,435)	(2,352)	(33,738)	(31,737)	(61,266)	(6,236)	(743)	(2,180)	(15,363)

Net increase (decrease) from policy owners’ equity transactions	(35,598)	(82,094)	(37,033)	(53,843)	(51,111)	(29,112)	(891)	469	(4,449)

Total increase (decrease) in policy owners’ equity	47,017	74,160	158,356	173,340	223,854	(23,948)	3,818	44,470	25,558
POLICY OWNERS’ EQUITY
Beginning of period	511,893	459,316	848,735	728,712	1,234,149	83,807	37,842	101,961	349,536

End of period	$558,910	$533,476	$1,007,091	$902,052	$1,458,003	$59,859	$41,660	$146,431	$375,094

(a) Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Advanced Series Trust							BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund
	AST Core Fixed Income Portfolio	AST International Equity Portfolio	AST Large- Cap Growth Portfolio	AST Large- Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Small Cap Growth	AST T Rowe Price Asset Allocation	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023
OPERATIONS
Net investment income (loss)	$(3,447)	$(4,853)	$(97,076)	$(25,893)	$(19,974)	$(2,557)	$(9,378)	$(133)	$7,896
Net realized gain (loss) on investments	(4,813)	18,924	120,668	237,637	72,940	11,638	52,431	3,420	61,710
Change in unrealized appreciation (depreciation) on investments	28,429	69,147	3,760,584	39,690	369,323	34,302	113,607	15,855	95,503

Net increase in policy owners’ equity resulting from operations	20,169	83,218	3,784,176	251,434	422,289	43,383	156,660	19,142	165,109

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	37,036	26,248	345,631	100,260	81,394	9,553	36,192	—	14,467
Net transfer (to) from affiliate and subaccounts	(4,008)	(4,748)	(257,384)	(120,011)	(17,642)	5,742	(29,532)	—	(10,849)
Payments for redemptions	—	(3,730)	(237,832)	(80,312)	(41,954)	(2,454)	(20,260)	—	(51,526)
Cost of insurance	(46,217)	(35,507)	(621,168)	(163,531)	(154,230)	(16,830)	(63,148)	(596)	(20,757)

Net increase (decrease) from policy owners’ equity transactions	(13,189)	(17,737)	(770,753)	(263,594)	(132,432)	(3,989)	(76,748)	(596)	(68,665)

Total increase (decrease) in policy owners’ equity	6,980	65,481	3,013,423	(12,160)	289,857	39,394	79,912	18,546	96,444
POLICY OWNERS’ EQUITY
Beginning of period	384,928	508,068	9,257,796	3,033,098	2,094,299	273,603	1,034,726	111,270	679,280

End of period	$391,908	$573,549	$12,271,219	$3,020,938	$2,384,156	$312,997	$1,114,638	$129,816	$775,724

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	BNY Mellon Sustainable U.S. Equity Fund	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio - Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$271	$824	$14	$(45,864)	$2,632	$(465)	$5,708	$5,313	$(41)
Net realized gain (loss) on investments	20,992	13,819	12,278	374,162	83,169	3,202	(4,903)	(1,850)	(621)
Change in unrealized appreciation (depreciation) on investments	16,164	26,872	56,591	1,443,920	265,858	31,144	38,769	37,458	59,338

Net increase in policy owners’ equity resulting from operations	37,427	41,515	68,883	1,772,218	351,659	33,881	39,574	40,921	58,676

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,650	6,794	19,554	59,364	43,853	5,184	7,699	10,842	—
Net transfer (to) from affiliate and subaccounts	(636)	(16,993)	29,587	(302,167)	(85,815)	(56,862)	(19,245)	(3,958)	—
Payments for redemptions	—	(653)	(25,411)	(54,364)	(70,913)	(19,046)	(9,294)	—	—
Cost of insurance	(4,191)	(8,079)	(30,838)	(137,329)	(69,541)	(11,551)	(11,066)	(11,055)	(1,358)

Net increase (decrease) from policy owners’ equity transactions	(1,177)	(18,931)	(7,108)	(434,496)	(182,416)	(82,275)	(31,906)	(4,171)	(1,358)

Total increase (decrease) in policy owners’ equity	36,250	22,584	61,775	1,337,722	169,243	(48,394)	7,668	36,750	57,318
POLICY OWNERS’ EQUITY
Beginning of period	162,107	213,035	761,742	5,072,412	1,539,404	193,886	233,741	235,287	250,905

End of period	$198,357	$235,619	$823,517	$6,410,134	$1,708,647	$145,492	$241,409	$272,037	$308,223

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Deutsche DWS Variable Series II							Deutsche DWS Investments VIT Funds
	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023
OPERATIONS
Net investment income (loss)	$14,943	$26,443	$98,442	$27,267	$(6)	$(28,887)	$207	$3,366	$1,123
Net realized gain (loss) on investments	8,286	(13,297)	—	(8,962)	28	(8,316)	3,188	42,046	(2,304)
Change in unrealized appreciation (depreciation) on investments	323,384	141,649	—	43,995	524	651,966	7,129	115,853	22,761

Net increase in policy owners’ equity resulting from operations	346,613	154,795	98,442	62,300	546	614,763	10,524	161,265	21,580

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	28,283	14,306	124,681	14,621	—	140,315	—	—	3,390
Net transfer (to) from affiliate and subaccounts	(15,894)	(60,708)	(106,300)	(13,030)	—	23,469	—	(8)	(5,836)
Payments for redemptions	(40,519)	(11,564)	(43,011)	(289)	—	(84,909)	—	—	(190)
Cost of insurance	(40,255)	(25,421)	(196,513)	(21,932)	(50)	(198,107)	(429)	(3,525)	(4,280)

Net increase (decrease) from policy owners’ equity transactions	(68,385)	(83,387)	(221,143)	(20,630)	(50)	(119,232)	(429)	(3,533)	(6,916)

Total increase (decrease) in policy owners’ equity	278,228	71,408	(122,701)	41,670	496	495,531	10,095	157,732	14,664
POLICY OWNERS’ EQUITY
Beginning of period	1,810,931	1,164,364	2,646,325	618,664	3,657	3,508,797	75,850	649,767	135,918

End of period	$2,089,159	$1,235,772	$2,523,624	$660,334	$4,153	$4,004,328	$85,945	$807,499	$150,582

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Fidelity Variable Insurance Products Funds							Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP II Index 500	Fidelity VIP Overseas	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023
OPERATIONS
Net investment income (loss)	$(13,918)	$15,286	$(2,485)	$(14,292)	$7,371	$17,918	$546	$1,775	$1,705
Net realized gain (loss) on investments	205,630	43,394	64,242	52,083	(3,367)	185,521	877	(779)	301
Change in unrealized appreciation (depreciation) on investments	768,749	51,488	281,750	542,176	9,690	494,473	12,980	12,700	8,852

Net increase in policy owners’ equity resulting from operations	960,461	110,168	343,507	579,967	13,694	697,912	14,403	13,696	10,858

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	108,212	49,412	19,840	48,120	4,332	102,750	4,027	4,415	899
Net transfer (to) from affiliate and subaccounts	(78,761)	(8,223)	(21,545)	(38,188)	(4,021)	(52,056)	(10,333)	2,236	(1,687)
Payments for redemptions	(44,301)	(25,902)	(8,426)	(14,855)	—	(32,016)	(795)	—	—
Cost of insurance	(192,592)	(76,487)	(35,360)	(100,433)	(7,608)	(202,208)	(3,540)	(6,246)	(2,089)

Net increase (decrease) from policy owners’ equity transactions	(207,442)	(61,200)	(45,491)	(105,356)	(7,297)	(183,530)	(10,641)	405	(2,877)

Total increase (decrease) in policy owners’ equity	753,019	48,968	298,016	474,611	6,397	514,382	3,762	14,101	7,981
POLICY OWNERS’ EQUITY
Beginning of period	3,061,300	1,152,505	982,557	1,349,555	139,226	2,867,947	76,246	114,477	54,595

End of period	$3,814,319	$1,201,473	$1,280,573	$1,824,166	$145,623	$3,382,329	$80,008	$128,578	$62,576

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds				Janus Aspen Series
	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023
OPERATIONS
Net investment income (loss)	$(156)	$(257)	$1,350	$2	$(841)	$33,886	$(2,640)	$3,416	$(17,031)
Net realized gain (loss) on investments	(804)	(672)	6,511	8	(9,571)	48,940	101,328	(1,376)	16,612
Change in unrealized appreciation (depreciation) on investments	1,940	8,718	(907)	5	92,302	191,340	147,148	1,969	786,113

Net increase in policy owners’ equity resulting from operations	980	7,789	6,954	15	81,890	274,166	245,836	4,009	785,694

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,505	343	2,238	—	6,239	23,403	25,532	5,985	90,471
Net transfer (to) from affiliate and subaccounts	(2,201)	(8)	4,161	(1)	(6,716)	(64,518)	(37,714)	13,733	(71,022)
Payments for redemptions	(4)	—	(198)	—	(15,110)	(54,415)	(58,404)	—	(98,154)
Cost of insurance	(1,038)	(2,628)	(4,074)	(4)	(7,361)	(36,145)	(57,175)	(8,525)	(150,620)

Net increase (decrease) from policy owners’ equity transactions	(738)	(2,293)	2,127	(5)	(22,948)	(131,675)	(127,761)	11,193	(229,325)

Total increase (decrease) in policy owners’ equity	242	5,496	9,081	10	58,942	142,491	118,075	15,202	556,369
POLICY OWNERS’ EQUITY
Beginning of period	40,546	62,753	78,928	147	184,690	1,916,256	1,453,108	75,015	2,147,836

End of period	$40,788	$68,249	$88,009	$157	$243,632	$2,058,747	$1,571,183	$90,217	$2,704,205

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2023

	Janus Aspen Series			PIMCO Variable Insurance Trust
	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023
OPERATIONS
Net investment income (loss)	$5,679	$6,757	$(3,212)	$1,166	$944
Net realized gain (loss) on investments	64,037	6,734	15,242	1,215	(1,879)
Change in unrealized appreciation (depreciation) on investments	162,609	46,125	494,445	3,006	2,449

Net increase in policy owners’ equity resulting from operations	232,325	59,616	506,475	5,387	1,514

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	27,125	13,559	29,847	3,622	1,906
Net transfer (to) from affiliate and subaccounts	(24,751)	(23,583)	(91,209)	1,072	(14,850)
Payments for redemptions	(50,167)	(7,527)	(29,720)	—	—
Cost of insurance	(39,106)	(19,214)	(47,679)	(6,193)	(3,099)

Net increase (decrease) from policy owners’ equity transactions	(86,899)	(36,765)	(138,761)	(1,499)	(16,043)

Total increase (decrease) in policy owners’ equity	145,426	22,851	367,714	3,888	(14,529)
POLICY OWNERS’ EQUITY
Beginning of period	921,069	583,267	1,248,756	67,888	47,469

End of period	$1,066,495	$606,118	$1,616,470	$71,776	$32,940

See accompanying notes to financial statements.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization

ZALICO Variable Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”), a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd. (“ZIG”), of Zurich, Switzerland.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund policies (the “Policy”) for the Zurich Select variable life policies (“Zurich Select”), the Power V flexible premium variable universal life policies (“Power V”), the Farmers Variable Universal Life I flexible premium variable universal life policies (“Farmers Variable Universal Life I”), the Scudder Destinations Life modified single premium variable universal life policies (“Scudder Destinations Life”) and Zurich Life investor flexible premium universal life policies (“Zurich Life investor”). Each subaccount is an open-end diversified management investment company. The Separate Account follows the accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 “Financial Services - Investment Companies.”

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

As of December 31, 2024, the Separate Account was comprised of fifty-seven total subaccounts, which are currently open. The following is a list of subaccounts in alphabetical order:

Alger Balanced-Class I-2	DWS Small Mid Cap Value VIP A

Alger Capital Appreciation-Class I-2	DWS Equity 500 Index VIP A

Alger Growth & Income-Class I-2	DWS Small Cap Index VIP A

Alger Large Cap Growth-Class I-2	Fidelity VIP II Contrafund

Alger Mid Cap Growth-Class I-2	Fidelity VIP Equity Income

AST Balanced Asset Allocation Portfolio (c) (d)	Fidelity VIP Growth

AST Core Fixed Income Portfolio	Fidelity VIP Growth Opportunities

AST International Equity Portfolio (g)	Fidelity VIP High Income

AST Large-Cap Growth Portfolio (e)	Fidelity VIP II Index 500

AST Large-Cap Value Portfolio	Fidelity VIP Overseas

AST Mid-Cap Growth Portfolio (e)	FTVIP Templeton Developing Markets Fund CL 2

AST Small Cap Equity Portfolio (f)	FTVIP Templeton Foreign Fund CL 2

AST T Rowe Price Asset Allocation (d)	FTVIP Templeton Global Bond Fund CL 2

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	Invesco V.I. Discovery Mid Cap Growth Fund Series I

BNY Mellon Stock Index Fund Inc. - Initial Shares	Invesco V.I. Diversified Dividend Fund Series I

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	Invesco V.I. Equity and Income Fund Series I

BNY Mellon VIF Appreciation Portfolio - Initial Shares	Invesco V.I. Technology Fund Series I

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Janus Henderson Balanced Portfolio I-S

DWS Capital Growth VIP A	Janus Henderson Enterprise Portfolio I-S

DWS Core Equity VIP A	Janus Henderson Flexible Bond Portfolio I-S

DWS Core Equity VIP B (b)	Janus Henderson Forty Portfolio I-S

DWS CROCI® International VIP A	Janus Henderson Global Research Portfolio I-S

DWS CROCI® International VIP B (b)	Janus Henderson Overseas Portfolio I-S

DWS Global Small Cap VIP A	Janus Henderson Research Portfolio I-S

DWS CROCI® U.S. VIP A	LVIP American Century Disciplined Core Value (a)

DWS Global Income Builder VIP A	LVIP American Century International (a)

DWS Government Money Market VIP A	LVIP American Century Ultra (a)

DWS High Income VIP A	LVIP American Century Value (a)

DWS International Growth VIP A	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin

DWS Small Mid Cap Growth VIP A	PIMCO PVIT Low Duration Portfolio - Admin

Notes:

(a) Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

(b) On June 17, 2024, subaccount liquidated.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(c) Subaccount commenced operations on December 6, 2024.

(d) As of December 6, 2024, AST T Rowe Price Asset Allocation Portfolio merged into the AST Balanced Allocation Portfolio.

(e) As of December 13, 2024, AST Mid-Cap Growth Portfolio merged into the AST Large-Cap Growth Portfolio.

(f) On December 16, 2024, name changed from AST Small Cap Growth Portfolio to AST Small Cap Equity Portfolio.

(g) Effective March 10, 2023, name changed from AST International Growth Portfolio to AST International Equity Portfolio.

Policy owners may also allocate some or all of gross premiums or transfer some or all of the policy value to the Guaranteed Account, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

(2) Significant Accounting Policies

New Accounting Pronouncement

As of December 31, 2024, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of an entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the president of the life business. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The change in net assets resulting from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statement of Assets, Liabilities and Policy Owners’ Equity as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Investments

Investments are made in the various portfolios in accordance with selections made by the policy owners. The Separate Account’s assets are the property of ZALICO for the benefit of policy owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios, whose investments are stated at fair value.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a specific identification cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the policies, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024 or 2023. Management will periodically review the policy in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the policy owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as increases and decreases in net policy owners’ equity could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Policy Owners’ Equity and the amounts reported in the Statement of Changes in Policy Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies in Note 1.

Fair value measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in the Financial Accounting Standards Board’s (“FASB”) guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined in the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosures of transfers between levels of disclosure and a reconciliation of level 3 assets are not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Policy Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets.
b.	Quoted prices for identical or similar assets or liabilities in non-active markets.
c.	Inputs other than quoted market prices that are observable.
d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for each of the financial statement periods presented herein and consist of open-ended management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2024 were as follows:

	Purchases	Sales

Alger Portfolios

Alger Balanced-Class I-2	$14,797	$113,828

Alger Capital Appreciation-Class I-2	—	199,118

Alger Growth & Income-Class I-2	23,928	45,155

Alger Large Cap Growth-Class I-2	8,388	92,358

Alger Mid Cap Growth-Class I-2	17,034	104,069

Advanced Series Trust

AST Balanced Asset Allocation Portfolio	1,192,206	2,619

AST Core Fixed Income Portfolio	47,766	49,152

AST International Equity Portfolio	63,491	51,894

AST Large-Cap Growth Portfolio	2,585,422	1,353,152

AST Large-Cap Value Portfolio	49,131	263,642

AST Mid-Cap Growth Portfolio	21,343	2,820,708

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Purchases	Sales

AST Small Cap Equity Portfolio	$23,637	$61,612

AST T Rowe Price Asset Allocation	10,629	1,286,631

BNY Mellon Investment Portfolio

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	3,106	1,960

BNY Mellon Stock Index Fund

BNY Mellon Stock Index Fund Inc. - Initial Shares	68,655	82,850

BNY Mellon Sustainable U.S. Equity Fund

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	5,286	40,683

BNY Mellon Variable Investment Fund

BNY Mellon VIF Appreciation Portfolio - Initial Shares	28,442	6,186

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	38,359	26,881

Deutsche DWS Variable Series I

DWS Capital Growth VIP A	596,967	670,782

DWS Core Equity VIP A	283,750	572,804

DWS Core Equity VIP B	9,347	164,987

DWS CROCI® International VIP A	37,497	25,736

DWS CROCI® International VIP B	20,774	287,808

DWS Global Small Cap VIP A	17,127	48,087

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP A	99,967	437,145

DWS Global Income Builder VIP A	50,568	323,538

DWS Government Money Market VIP A	1,139,393	575,652

DWS High Income VIP A	50,910	233,861

DWS International Growth VIP A	53	83

DWS Small Mid Cap Growth VIP A	110,593	359,003

DWS Small Mid Cap Value VIP A	5,332	1,278

Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP A	63,520	18,308

DWS Small Cap Index VIP A	12,927	3,881

Fidelity Variable Insurance Products Funds

Fidelity VIP II Contrafund	567,059	400,378

Fidelity VIP Equity Income	156,574	127,594

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Purchases	Sales

Fidelity VIP Growth	$341,270	$72,386

Fidelity VIP Growth Opportunities	7,053	211,230

Fidelity VIP High Income	16,581	13,494

Fidelity VIP II Index 500	112,467	409,123

Fidelity VIP Overseas	9,208	4,506

Franklin Templeton Variable Insurance Products Trust

FTVIP Templeton Developing Markets Fund CL 2	15,881	10,352

FTVIP Templeton Foreign Fund CL 2	5,947	2,655

FTVIP Templeton Global Bond Fund CL 2	3,712	2,194

Invesco Variable Insurance Funds

Invesco V.I. Discovery Mid Cap Growth Fund Series I	229	15,741

Invesco V.I. Diversified Dividend Fund Series I	11,068	4,019

Invesco V.I. Equity and Income Fund Series I	10	5

Invesco V.I. Technology Fund Series I	16,645	48,257

Janus Aspen Series

Janus Henderson Balanced Portfolio I-S	63,829	53,468

Janus Henderson Enterprise Portfolio I-S	98,220	91,816

Janus Henderson Flexible Bond Portfolio I-S	16,424	16,799

Janus Henderson Forty Portfolio I-S	282,269	401,376

Janus Henderson Global Research Portfolio I-S	56,689	54,250

Janus Henderson Overseas Portfolio I-S	34,562	25,234

Janus Henderson Research Portfolio I-S	66,398	140,393

Lincoln Financial Group

LVIP American Century Disciplined Core Value	5,799	3,341

LVIP American Century International	6,100	566

LVIP American Century Ultra	14,526	29,304

LVIP American Century Value	44,295	53,076

PIMCO Variable Insurance Trust

PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin	6,429	5,203

PIMCO PVIT Low Duration Portfolio - Admin	4,559	2,227

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(4) Expenses and Related Party Transactions

Policy Charges	Range

Mortality and Expense Risk Charge

ZALICO assesses a daily asset charge to cover mortality and expense risk associated with certain “No-Lapse Guarantees” and administrative and maintenance expense to cover costs that may exceed administrative charges set by the policies. The charge is assessed as a reduction in unit value.

0.20%-0.90% annualized

Sales Load

A sales load is deducted from each premium payment before the net premium is allocated to the subaccounts.	2%

Contingent Deferred Sales Charge

Proceeds payable on the surrender of a policy are reduced by the amount of any applicable contingent deferred sales charge due to ZALICO. The charge is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the policy was purchased and the surrender date.

0.00%-100%

Transfer Charges

Under the terms of the policies ZALICO has reserved the right to charge an amount for each transfer after the first 12 transfers in any policy year through a redemption in units.	$0-$25 per transfer

Administrative Charge

An administrative charge is assessed on monthly cash value of the policy or a flat charge through a redemption of units.	$5-$10 or 0.25% to 0.35% of net assets annualized

Record Maintenance Charge

A records maintenance charge is assessed annually as a redemption of units to compensate for issuance and administrative costs.	$30

Cost of Insurance Charge

The guarantee cost of insurance charges is based on attained age, sex and history of tobacco use of the insured. The net amount at risk (“NAR”) is the difference between the death benefit and the cash value of the policy. The charge is assessed as a reduction in unit value.

$.06 per $1,000 NAR- $83.33 per $1,000 NAR

Tax Charge

A tax charge is assessed to cover a portion of the insurance company’s state premium tax expense and certain federal income tax liability associated with the receipt of premium. The charge is either deducted from each premium payment or assessed against the average monthly cash value through a redemption of units.

1%-3.5% of premium payment 0.00%-0.40% annualized

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Policy Charges	Range
Withdrawal Charge

A charge is deducted against withdrawals of the initial premium paid under the policy. It is assessed to cover a portion of the insurance company’s premium tax expenses and the sales expenses incurred in distributing the policies. The withdrawal charge declines to 0% after the ninth policy anniversary.

0%-10%

Systematic Withdrawal Charge

A charge is assessed against systematic withdrawals to cover ZALICO’s costs associated with processing the withdrawals.	$50 initial set up $25 subsequent changes

Partial Withdrawal Charge

A charge is assessed against partial withdrawals that are not processed under the systematic withdrawal plan in excess of one per policy year.	$25

Related Party Transactions

Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under Zurich Select, Power V, Farmers Variable Universal Life I and Zurich Life investor policy is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Scudder Destinations Life policy is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in ZALICO’s general account.

Investment Distributors, Inc., a wholly owned subsidiary of Protective Life Insurance Company (“Protective Life”), is the principal underwriter for the Separate Account. Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, and performs certain Separate Account administration functions for certain registered variable annuity policies that are funded through the Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”). On July 3, 2006, Protective Life, purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

Alger Portfolios

Alger Balanced-Class I-2

2024		412		3,422		(3,010)

2023		499		1,717		(1,218)

Alger Capital Appreciation-Class I-2

2024		—		2,545		(2,545)

2023		—		2,037		(2,037)

Alger Growth & Income-Class I-2

2024		236		686		(450)

2023		821		1,559		(738)

Alger Large Cap Growth-Class I-2

2024		141		1,329		(1,188)

2023		780		1,901		(1,121)

Alger Mid Cap Growth-Class I-2

2024		370		1,997		(1,627)

2023		1,113		2,344		(1,231)
Advanced Series Trust

AST Balanced Asset Allocation Portfolio

2024		119,245		216		119,029

2023		—		—		—

AST Core Fixed Income Portfolio

2024		5,355		5,053		302

2023		2,647		4,151		(1,504)

AST International Equity Portfolio

2024		2,174		1,684		490

2023		473		1,185		(712)

AST Large-Cap Growth Portfolio

2024		144,121		77,968		66,153

2023		2,010		69,199		(67,189)

AST Large-Cap Value Portfolio

2024		782		3,255		(2,473)

2023		344		4,415		(4,071)

AST Mid-Cap Growth Portfolio

2024		282		27,765		(27,483)

2023		223		1,916		(1,693)

AST Small Cap Equity Portfolio

2024		296		711		(415)

2023		192		253		(61)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

AST T Rowe Price Asset Allocation

2024		205		18,457		(18,252)

2023		196		1,568		(1,372)

BNY Mellon Investment Portfolio

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares

2024		—		13		(13)

2023		—		14		(14)

BNY Mellon Stock Index Fund

BNY Mellon Stock Index Fund Inc. - Initial Shares

2024		92		1,288		(1,196)

2023		504		1,877		(1,373)

BNY Mellon Sustainable U.S. Equity Fund

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

2024		48		629		(581)

2023		66		94		(28)

BNY Mellon Variable Investment Fund

BNY Mellon VIF Appreciation Portfolio - Initial Shares

2024		171		103		68

2023		147		572		(425)

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares

2024		907		660		247

2023		1,020		1,167		(147)

Deutsche DWS Variable Series I

DWS Capital Growth VIP A

2024		699		9,005		(8,306)

2023		232		10,451		(10,219)

DWS Core Equity VIP A

2024		3,481		10,347		(6,866)

2023		469		4,539		(4,070)

DWS Core Equity VIP B

2024		12		3,207		(3,195)

2023		50		2,137		(2,087)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

DWS CROCI® International VIP A

2024		1,497		1,211		286

2023		546		2,438		(1,892)

DWS CROCI® International VIP B

2024		659		14,709		(14,050)

2023		387		618		(231)

DWS Global Small Cap VIP A

2024		—		1,195		(1,195)

2023		—		41		(41)

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP A

2024		23,175		48,495		(25,320)

2023		8,800		32,986		(24,186)

DWS Global Income Builder VIP A

2024		947		16,750		(15,803)

2023		970		10,288		(9,318)

DWS Government Money Market VIP A

2024		377,453		164,374		213,079

2023		18,018		109,455		(91,437)

DWS High Income VIP A

2024		3,013		12,357		(9,344)

2023		2,986		4,809		(1,823)

DWS International Growth VIP A

2024		—		1		(1)

2023		—		2		(2)

DWS Small Mid Cap Growth VIP A

2024		12,845		44,348		(31,503)

2023		14,376		40,044		(25,668)

DWS Small Mid Cap Value VIP A

2024		—		7		(7)

2023		—		7		(7)

Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP A

2024		—		187		(187)

2023		—		87		(87)

DWS Small Cap Index VIP A

2024		170		89		81

2023		153		346		(193)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

Fidelity Variable Insurance Products Funds

Fidelity VIP II Contrafund

2024		182		1,812		(1,630)

2023		73		1,478		(1,405)

Fidelity VIP Equity Income

2024		757		1,999		(1,242)

2023		569		1,671		(1,102)

Fidelity VIP Growth

2024		93		761		(668)

2023		165		860		(695)

Fidelity VIP Growth Opportunities

2024		64		1,363		(1,299)

2023		87		1,100		(1,013)

Fidelity VIP High Income

2024		321		515		(194)

2023		736		1,032		(296)

Fidelity VIP II Index 500

2024		87		484		(397)

2023		15		318		(303)

Fidelity VIP Overseas

2024		148		160		(12)

2023		148		610		(462)

Franklin Templeton Variable Insurance Products Trust

FTVIP Templeton Developing Markets Fund CL 2

2024		513		495		18

2023		420		397		23

FTVIP Templeton Foreign Fund CL 2

2024		236		130		106

2023		88		258		(170)

FTVIP Templeton Global Bond Fund CL 2

2024		274		151		123

2023		165		218		(53)

Invesco Variable Insurance Funds

Invesco V.I. Discovery Mid Cap Growth Fund Series I

2024		16		1,016		(1,000)

2023		20		202		(182)

Invesco V.I. Diversified Dividend Fund Series I

2024		172		119		53

2023		231		155		76

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

Invesco V.I. Equity and Income Fund Series I

2024		—		—		—

2023		—		—		—

Invesco V.I. Technology Fund Series I

2024		79		650		(571)

2023		127		543		(416)

Janus Aspen Series

Janus Henderson Balanced Portfolio I-S

2024		466		1,123		(657)

2023		1,132		4,939		(3,807)

Janus Henderson Enterprise Portfolio I-S

2024		292		1,189		(897)

2023		246		2,280		(2,034)

Janus Henderson Flexible Bond Portfolio I-S

2024		727		981		(254)

2023		1,213		531		682

Janus Henderson Forty Portfolio I-S

2024		605		2,049		(1,444)

2023		175		1,826		(1,651)

Janus Henderson Global Research Portfolio I-S

2024		229		1,107		(878)

2023		449		2,851		(2,402)

Janus Henderson Overseas Portfolio I-S

2024		1,075		915		160

2023		680		2,361		(1,681)

Janus Henderson Research Portfolio I-S

2024		201		1,871		(1,670)

2023		541		3,251		(2,710)

Lincoln Financial Group

LVIP American Century Disciplined Core Value

2024		116		72		44

2023		174		955		(781)

LVIP American Century International

2024		209		17		192

2023		39		72		(33)

LVIP American Century Ultra

2024		15		320		(305)

2023		41		34		7

LVIP American Century Value

2024		303		1,286		(983)

2023		612		728		(116)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

PIMCO Variable Insurance Trust

PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin

2024		165		195		(30)

2023		132		199		(67)

PIMCO PVIT Low Duration Portfolio - Admin

2024		198		122		76

2023		91		1,083		(992)

(6) Unit Values and Financial Highlights

ZALICO sells a number of variable life products, as discussed in Note 1, which are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the policy owner’s account. Differences in fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the highest and lowest expense ratio. The summaries may not reflect the minimum and maximum policy charges offered by ZALICO as policy owners may not have selected all available and applicable policy options.

A summary of the units outstanding, unit fair value and net assets for variable life insurance policies, investment income and expense ratios, excluding expenses of the underlying funds, and total return for each of the five years in the period ended December 31, 2024, (except for funds which are no longer active and which have not been shown in the accompanying financial statements) were as follows:

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

Alger Portfolios

Alger Balanced-Class I-2

2024	15	$35.974	$38.045	$542	N/A	0.20%	0.90%	16.02%	16.83%

2023	18	31.008	32.564	559	1.42%	0.20%	0.90%	16.38%	17.20%

2022	19	26.642	40.231	512	1.10%	0.20%	0.90%	(12.10)%	(11.49)%

2021	20	30.310	45.632	613	0.86%	0.20%	0.90%	18.06%	18.88%

2020	19	25.674	38.538	498	1.23%	0.20%	0.90%	9.25%	10.01%

Alger Capital Appreciation-Class I-2

2024	7	85.125	85.125	567	N/A	0.90%	0.90%	46.81%	46.81%

2023	9	57.985	57.985	533	N/A	0.90%	0.90%	41.86%	41.86%

2022	11	40.875	40.875	459	N/A	0.90%	0.90%	(37.09)%	(37.09)%

2021	11	64.973	64.973	734	N/A	0.90%	0.90%	18.06%	18.06%

2020	11	55.032	55.032	625	N/A	0.90%	0.90%	40.49%	40.49%

Alger Growth & Income-Class I-2

2024	18	67.958	78.858	1,201	0.60%	0.20%	0.60%	21.93%	22.42%

2023	19	55.514	64.676	1,007	1.39%	0.20%	0.60%	23.19%	23.68%

2022	19	43.627	52.500	849	1.35%	0.20%	0.60%	(15.49)%	(15.15)%

2021	20	51.519	62.119	1,038	1.16%	0.20%	0.60%	30.88%	31.40%

2020	21	39.286	47.464	832	1.29%	0.20%	0.60%	14.19%	14.65%

Alger Large Cap Growth-Class I-2

2024	15	80.244	305.191	1,192	N/A	0.20%	0.60%	42.03%	42.60%

2023	16	56.272	214.876	902	N/A	0.20%	0.60%	31.88%	32.40%

2022	18	41.310	162.934	729	N/A	0.20%	0.60%	(39.02)%	(38.78)%

2021	17	67.609	267.192	1,158	N/A	0.20%	0.60%	11.17%	11.62%

2020	18	60.692	240.335	1,118	0.17%	0.20%	0.60%	66.03%	66.70%

Alger Mid Cap Growth-Class I-2

2024	30	56.050	159.282	1,670	N/A	0.20%	0.60%	20.34%	20.83%

2023	32	46.389	132.358	1,458	N/A	0.20%	0.60%	22.44%	22.93%

2022	33	36.680	108.100	1,234	N/A	0.20%	0.60%	(36.45)%	(36.20)%

2021	34	57.607	170.112	1,980	N/A	0.20%	0.60%	3.58%	4.00%

2020	36	55.504	164.228	2,043	N/A	0.20%	0.60%	63.65%	64.30%

Advanced Series Trust

AST Balanced Asset Allocation Portfolio (c) (d)

2024	119	9.669	9.669	1,151	N/A	0.90%	0.90%	(3.31)%	(3.31)%

AST Core Fixed Income Portfolio

2024	43	9.235	9.235	397	N/A	0.90%	0.90%	0.53%	0.53%

2023	43	9.187	9.187	392	N/A	0.90%	0.90%	5.40%	5.40%

2022	44	8.716	8.716	385	N/A	0.90%	0.90%	(12.84)%	(12.84)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

AST International Equity Portfolio (g)

2024	22	$28.485	$28.485	$613	N/A	0.90%	0.90%	4.51%	4.51%

2023	21	27.256	27.256	574	N/A	0.90%	0.90%	16.71%	16.71%

2022	22	23.354	23.354	508	N/A	0.90%	0.90%	(29.32)%	(29.32)%

2021	23	33.042	33.042	749	N/A	0.90%	0.90%	11.50%	11.50%

2020	25	29.635	29.635	736	N/A	0.90%	0.90%	30.15%	30.15%

AST Large-Cap Growth Portfolio (e)

2024	975	17.425	17.425	16,981	N/A	0.90%	0.90%	28.99%	28.99%

2023	908	13.509	13.509	12,271	N/A	0.90%	0.90%	42.35%	42.35%

2022	976	9.490	9.490	9,258	N/A	0.90%	0.90%	(5.10)%	(5.10)%

AST Large-Cap Value Portfolio

2024	42	74.468	74.468	3,107	N/A	0.90%	0.90%	8.94%	8.94%

2023	44	68.355	68.355	3,021	N/A	0.90%	0.90%	8.77%	8.77%

2022	48	62.842	62.842	3,033	N/A	0.90%	0.90%	0.80%	0.80%

2021	23	62.344	62.344	1,405	N/A	0.90%	0.90%	28.06%	28.06%

2020	23	48.683	48.683	1,126	N/A	0.90%	0.90%	(0.62)%	(0.62)%

AST Mid-Cap Growth Portfolio (e)

2024	—	101.818	101.818	—	N/A	0.90%	0.90%	17.37%	17.37%

2023	27	86.749	86.749	2,384	N/A	0.90%	0.90%	20.85%	20.85%

2022	29	71.780	71.780	2,094	N/A	0.90%	0.90%	(31.55)%	(31.55)%

2021	31	104.862	104.862	3,260	N/A	0.90%	0.90%	9.50%	9.50%

2020	32	95.764	95.764	3,097	N/A	0.90%	0.90%	33.64%	33.64%

AST Small Cap Equity Portfolio (f)

2024	4	85.557	85.557	321	N/A	0.90%	0.90%	13.83%	13.83%

2023	4	75.163	75.163	313	N/A	0.90%	0.90%	16.06%	16.06%

2022	4	64.764	64.764	274	N/A	0.90%	0.90%	(28.22)%	(28.22)%

2021	5	90.225	90.225	415	N/A	0.90%	0.90%	3.60%	3.60%

2020	5	87.088	87.088	416	N/A	0.90%	0.90%	47.07%	47.07%

AST T Rowe Price Asset Allocation (d)

2024	—	69.624	69.624	—	N/A	0.90%	0.90%	14.01%	14.01%

2023	18	61.070	61.070	1,115	N/A	0.90%	0.90%	15.82%	15.82%

2022	20	52.726	52.726	1,035	N/A	0.90%	0.90%	(17.09)%	(17.09)%

2021	21	63.597	63.597	1,324	N/A	0.90%	0.90%	11.41%	11.41%

2020	21	57.085	57.085	1,175	N/A	0.90%	0.90%	11.53%	11.53%

AST BlackRock Low Duration Bond (h)

2022	—	19.895	19.895	—	N/A	0.90%	0.90%	(1.61)%	(1.61)%

2021	8	20.220	20.220	161	N/A	0.90%	0.90%	(1.49)%	(1.49)%

2020	8	20.526	20.526	163	N/A	0.90%	0.90%	1.65%	1.65%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

AST BlackRock Loomis Sayles Bond Portfolio (h)

2022	—	$29.876	$29.876	—	N/A	0.90%	0.90%	(3.34)%	(3.34)%

2021	12	30.909	30.909	363	N/A	0.90%	0.90%	(2.01)%	(2.01)%

2020	12	31.545	31.545	380	N/A	0.90%	0.90%	6.41%	6.41%

AST Loomis Sayles Large-Cap Growth Portfolio (h)

2022	—	101.628	101.628	—	N/A	0.90%	0.90%	(27.91)%	(27.91)%

2021	102	140.977	140.977	14,416	N/A	0.90%	0.90%	17.30%	17.30%

2020	105	120.184	120.184	12,667	N/A	0.90%	0.90%	30.42%	30.42%

AST T Rowe Price Large-Cap Value Portfolio (h)

2022	—	13.767	13.767	—	N/A	0.90%	0.90%	0.70%	0.70%

2021	140	13.671	13.671	1,909	N/A	0.90%	0.90%	24.42%	24.42%

2020	143	10.988	10.988	1,569	N/A	0.90%	0.90%	1.18%	1.18%

BNY Mellon Investment Portfolio

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares

2024	3	55.757	55.757	144	0.84%	0.90%	0.90%	11.61%	11.61%

2023	3	49.959	49.959	130	0.77%	0.90%	0.90%	17.26%	17.26%

2022	3	42.606	42.606	111	0.69%	0.90%	0.90%	(14.84)%	(14.84)%

2021	3	50.032	50.032	131	0.63%	0.90%	0.90%	24.76%	24.76%

2020	3	40.102	40.102	106	0.70%	0.90%	0.90%	7.14%	7.14%

BNY Mellon Stock Index Fund

BNY Mellon Stock Index Fund Inc. - Initial Shares

2024	13	71.223	197.848	880	1.18%	0.20%	0.60%	23.91%	24.41%

2023	14	57.248	159.665	776	1.45%	0.20%	0.60%	25.18%	25.68%

2022	15	44.276	127.549	679	1.30%	0.20%	0.60%	(18.80)%	(18.48)%

2021	17	54.422	157.089	938	1.15%	0.20%	0.60%	27.65%	28.16%

2020	17	42.550	123.066	734	1.47%	0.20%	0.60%	17.30%	17.77%

BNY Mellon Sustainable U.S. Equity Fund

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

2024	4	37.234	66.403	209	0.59%	0.20%	0.90%	23.77%	24.64%

2023	5	30.083	53.276	198	0.72%	0.20%	0.90%	22.72%	23.57%

2022	5	24.514	90.843	162	0.49%	0.20%	0.90%	(23.56)%	(23.03)%

2021	5	32.069	118.489	213	0.75%	0.20%	0.90%	25.86%	26.74%

2020	5	25.479	93.860	170	0.99%	0.20%	0.90%	23.04%	23.90%

BNY Mellon Variable Investment Fund

BNY Mellon VIF Appreciation Portfolio - Initial Shares

2024	5	57.882	200.279	269	0.44%	0.20%	0.60%	12.13%	12.58%

2023	5	51.414	178.613	236	0.70%	0.20%	0.60%	20.25%	20.73%

2022	5	41.395	148.535	213	0.61%	0.20%	0.60%	(18.55)%	(18.23)%

2021	6	50.723	182.370	283	0.44%	0.20%	0.60%	26.37%	26.88%

2020	6	40.058	144.311	225	0.74%	0.20%	0.60%	22.95%	23.44%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares

2024	22	$39.443	$213.028	$868	0.68%	0.20%	0.60%	3.99%	4.41%

2023	22	37.778	204.855	824	0.32%	0.20%	0.60%	8.63%	9.06%

2022	22	33.668	188.577	762	N/A	0.20%	0.60%	(17.12)%	(16.79)%

2021	23	40.541	227.521	954	0.11%	0.20%	0.60%	15.77%	16.23%

2020	25	34.950	196.534	867	0.55%	0.20%	0.60%	19.18%	19.65%

Deutsche DWS Variable Series I

DWS Capital Growth VIP A

2024	104	63.735	84.986	7,466	0.19%	0.20%	0.90%	25.48%	26.36%

2023	112	50.793	67.255	6,410	0.07%	0.20%	0.90%	37.34%	38.30%

2022	123	36.982	91.041	5,072	0.09%	0.20%	0.90%	(31.36)%	(30.88)%

2021	129	53.875	132.233	7,806	0.21%	0.20%	0.90%	21.68%	22.53%

2020	133	44.275	108.347	6,583	0.48%	0.20%	0.90%	37.80%	38.77%

DWS Core Equity VIP A

2024	27	53.538	75.298	1,650	0.94%	0.20%	0.90%	19.01%	19.84%

2023	34	44.988	62.832	1,709	0.91%	0.20%	0.90%	24.45%	25.32%

2022	38	36.148	50.137	1,539	0.76%	0.20%	0.90%	(16.28)%	(15.70)%

2021	40	43.179	59.473	1,932	0.75%	0.20%	0.90%	24.18%	25.05%

2020	43	34.770	47.560	1,654	1.27%	0.20%	0.90%	15.10%	15.90%

DWS Core Equity VIP B (b)

2024	—	51.994	51.994	—	1.12%	0.90%	0.90%	14.17%	14.17%

2023	3	45.541	45.541	145	0.48%	0.90%	0.90%	24.06%	24.06%

2022	5	36.710	36.710	194	0.45%	0.90%	0.90%	(16.48)%	(16.48)%

2021	6	43.952	43.952	248	0.45%	0.90%	0.90%	23.83%	23.83%

2020	6	35.494	35.494	202	1.00%	0.90%	0.90%	14.64%	14.64%

DWS CROCI® International VIP A

2024	14	12.363	17.162	250	3.36%	0.20%	0.90%	1.53%	2.25%

2023	14	12.176	16.785	241	3.08%	0.20%	0.90%	17.89%	18.71%

2022	16	10.328	17.691	234	2.99%	0.20%	0.90%	(13.96)%	(13.36)%

2021	17	12.004	20.561	278	2.49%	0.20%	0.90%	8.26%	9.02%

2020	17	11.088	18.992	262	3.07%	0.20%	0.90%	1.70%	2.41%

DWS CROCI® International VIP B (b)

2024	—	19.403	19.403	—	6.09%	0.90%	0.90%	0.21%	0.21%

2023	14	19.362	19.362	272	2.98%	0.90%	0.90%	17.52%	17.52%

2022	14	16.476	16.476	235	2.74%	0.90%	0.90%	(14.28)%	(14.28)%

2021	15	19.222	19.222	296	2.21%	0.90%	0.90%	7.97%	7.97%

2020	15	17.803	17.803	271	2.76%	0.90%	0.90%	1.58%	1.58%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

DWS Global Small Cap VIP A

2024	7	$39.199	$39.199	$276	1.46%	0.90%	0.90%	4.82%	4.82%

2023	8	37.398	37.398	308	0.86%	0.90%	0.90%	23.45%	23.45%

2022	8	30.293	30.293	251	0.51%	0.90%	0.90%	(24.73)%	(24.73)%

2021	8	40.246	40.246	335	0.34%	0.90%	0.90%	13.92%	13.92%

2020	10	35.330	35.330	349	0.73%	0.90%	0.90%	16.31%	16.31%

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP A

2024	228	3.164	37.205	2,068	1.60%	0.90%	0.90%	16.71%	16.71%

2023	253	2.711	31.879	2,089	1.64%	0.90%	0.90%	19.69%	19.69%

2022	277	2.265	26.635	1,811	1.71%	0.90%	0.90%	(16.15)%	(16.15)%

2021	292	2.702	31.765	2,212	1.93%	0.90%	0.90%	25.56%	25.56%

2020	292	2.152	25.300	1,780	2.07%	0.90%	0.90%	(12.94)%	(12.94)%

DWS Global Income Builder VIP A

2024	104	7.131	28.408	1,028	3.49%	0.20%	0.90%	8.12%	8.88%

2023	120	6.595	26.090	1,236	3.04%	0.20%	0.90%	13.87%	14.66%

2022	129	5.538	22.754	1,164	2.85%	0.20%	0.90%	(15.74)%	(15.15)%

2021	143	6.552	26.817	1,488	2.44%	0.20%	0.90%	9.97%	10.73%

2020	160	5.941	24.217	1,471	3.03%	0.20%	0.90%	7.31%	8.06%

DWS Government Money Market VIP A

2024	1,259	1.394	15.462	3,087	4.58%	—%	0.90%	3.98%	4.92%

2023	1,046	1.340	14.737	2,524	4.56%	—%	0.90%	3.81%	4.75%

2022	1,138	1.205	14.069	2,646	1.07%	—%	0.90%	0.41%	1.31%

2021	1,276	1.196	13.887	2,871	0.01%	—%	0.90%	(0.88)%	0.01%

2020	867	1.203	13.886	1,977	0.24%	—%	0.90%	(0.66)%	0.24%

DWS High Income VIP A

2024	80	3.759	30.815	480	6.92%	0.90%	0.90%	6.18%	6.18%

2023	89	3.540	29.022	660	5.14%	0.90%	0.90%	10.35%	10.35%

2022	91	3.208	26.301	619	5.09%	0.90%	0.90%	(9.69)%	(9.69)%

2021	97	3.552	29.124	711	4.59%	0.90%	0.90%	3.08%	3.08%

2020	94	3.446	28.255	679	5.94%	0.90%	0.90%	5.29%	5.29%

DWS International Growth VIP A

2024	—	30.132	30.132	4	1.24%	0.90%	0.90%	8.38%	8.38%

2023	—	27.801	27.801	4	0.77%	0.90%	0.90%	15.01%	15.01%

2022	—	24.173	24.173	4	0.94%	0.90%	0.90%	(29.15)%	(29.15)%

2021	—	34.118	34.118	5	0.43%	0.90%	0.90%	7.15%	7.15%

2020	—	31.843	31.843	8	1.33%	0.90%	0.90%	21.59%	21.59%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

DWS Small Mid Cap Growth VIP A

2024	554	$4.464	$42.841	$3,928	N/A	0.20%	0.90%	4.21%	4.94%

2023	586	4.283	40.824	4,004	0.02%	0.20%	0.90%	17.77%	18.59%

2022	611	3.637	34.424	3,509	N/A	0.20%	0.90%	(28.66)%	(28.16)%

2021	640	5.098	47.919	5,107	0.04%	0.20%	0.90%	12.83%	13.61%

2020	672	4.519	42.177	4,784	0.04%	0.20%	0.90%	29.02%	29.02%

DWS Small Mid Cap Value VIP A

2024	1	68.085	68.085	90	1.18%	0.90%	0.90%	5.26%	5.26%

2023	1	64.685	64.685	86	1.12%	0.90%	0.90%	13.93%	13.93%

2022	1	56.778	56.778	76	0.82%	0.90%	0.90%	(16.55)%	(16.55)%

2021	1	68.042	68.042	91	1.30%	0.90%	0.90%	29.34%	29.34%

2020	1	52.608	52.608	71	1.18%	0.90%	0.90%	(1.68)%	(1.68)%

Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP A

2024	18	55.996	55.996	987	1.23%	0.90%	0.90%	23.51%	23.51%

2023	18	45.337	45.337	807	1.35%	0.90%	0.90%	24.88%	24.88%

2022	18	36.305	36.305	650	1.11%	0.90%	0.90%	(19.07)%	(19.07)%

2021	20	44.857	44.857	903	1.46%	0.90%	0.90%	27.25%	27.25%

2020	21	35.250	35.250	731	1.47%	0.90%	0.90%	17.04%	17.04%

DWS Small Cap Index VIP A

2024	4	43.488	56.907	170	1.14%	0.20%	0.60%	10.49%	10.93%

2023	4	39.204	51.507	151	1.10%	0.20%	0.60%	16.06%	16.53%

2022	4	32.702	44.378	136	0.85%	0.20%	0.60%	(21.11)%	(20.79)%

2021	4	41.369	56.252	168	0.89%	0.20%	0.60%	13.82%	14.27%

2020	4	36.274	49.422	153	0.91%	0.20%	0.60%	18.72%	19.19%

Fidelity Variable Insurance Products Funds

Fidelity VIP II Contrafund

2024	21	221.540	221.540	4,696	0.19%	0.90%	0.90%	32.59%	32.59%

2023	23	167.084	167.084	3,814	0.49%	0.90%	0.90%	32.27%	32.27%

2022	24	126.325	126.325	3,061	0.46%	0.90%	0.90%	(26.97)%	(26.97)%

2021	26	172.975	172.975	4,458	0.06%	0.90%	0.90%	26.70%	26.70%

2020	28	136.529	136.529	3,764	0.24%	0.90%	0.90%	29.40%	29.40%

Fidelity VIP Equity Income

2024	20	48.542	117.442	1,312	1.84%	0.20%	0.90%	14.31%	15.12%

2023	21	42.167	102.736	1,201	1.88%	0.20%	0.90%	9.66%	10.43%

2022	22	37.116	93.683	1,153	1.79%	0.20%	0.90%	(5.80)%	(5.15)%

2021	24	39.208	99.455	1,333	1.94%	0.20%	0.90%	23.78%	24.64%

2020	25	31.519	80.349	1,141	1.64%	0.20%	0.90%	5.74%	6.48%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

Fidelity VIP Growth

2024	16	$102.529	$291.673	$1,597	N/A	0.20%	0.60%	29.61%	30.13%

2023	17	78.791	225.042	1,281	0.13%	0.20%	0.60%	35.43%	35.97%

2022	17	56.327	166.172	983	0.59%	0.20%	0.60%	(24.91)%	(24.61)%

2021	20	74.860	221.286	1,540	N/A	0.20%	0.60%	22.48%	22.97%

2020	21	60.999	180.671	1,269	0.07%	0.20%	0.60%	43.04%	43.61%

Fidelity VIP Growth Opportunities

2024	14	168.361	168.361	2,292	N/A	0.90%	0.90%	37.64%	37.64%

2023	15	122.316	122.316	1,824	N/A	0.90%	0.90%	44.36%	44.36%

2022	16	84.732	84.732	1,350	N/A	0.90%	0.90%	(38.70)%	(38.70)%

2021	17	138.229	138.229	2,340	N/A	0.90%	0.90%	10.94%	10.94%

2020	18	124.594	124.594	2,235	0.01%	0.90%	0.90%	67.15%	67.15%

Fidelity VIP High Income

2024	6	25.589	26.848	153	6.03%	0.20%	0.90%	7.99%	8.75%

2023	6	23.529	24.861	146	5.60%	0.20%	0.90%	9.49%	10.26%

2022	6	20.743	22.705	139	4.96%	0.20%	0.90%	(12.16)%	(11.55)%

2021	6	23.499	25.849	162	5.54%	0.20%	0.90%	3.48%	4.20%

2020	6	22.596	24.980	144	4.81%	0.20%	0.90%	1.83%	2.54%

Fidelity VIP II Index 500

2024	5	835.343	835.343	3,855	1.30%	0.90%	0.90%	23.78%	23.78%

2023	5	674.867	674.867	3,382	1.46%	0.90%	0.90%	25.07%	25.07%

2022	5	539.585	539.585	2,868	1.37%	0.90%	0.90%	(18.94)%	(18.94)%

2021	6	665.670	665.670	3,838	1.26%	0.90%	0.90%	27.43%	27.43%

2020	6	522.379	522.379	3,178	1.59%	0.90%	0.90%	17.18%	17.18%

Fidelity VIP Overseas

2024	3	27.034	51.771	83	1.73%	0.20%	0.60%	4.42%	4.84%

2023	3	25.786	49.578	80	1.01%	0.20%	0.60%	19.79%	20.27%

2022	4	20.840	41.388	76	0.97%	0.20%	0.60%	(24.93)%	(24.63)%

2021	3	27.707	55.135	101	0.54%	0.20%	0.60%	18.99%	19.46%

2020	4	23.240	46.338	87	0.38%	0.20%	0.60%	14.92%	15.38%

Franklin Templeton Variable Insurance Products Trust

FTVIP Templeton Developing Markets Fund CL

2 2024	7	19.074	20.400	138	4.07%	0.20%	0.90%	6.70%	7.45%

2023	7	17.876	18.985	129	2.07%	0.20%	0.90%	11.62%	12.40%

2022	7	16.015	17.262	114	2.24%	0.20%	0.90%	(22.68)%	(22.14)%

2021	8	20.712	22.259	165	0.89%	0.20%	0.90%	(6.58)%	(5.93)%

2020	8	22.171	23.756	169	3.75%	0.20%	0.90%	16.14%	16.95%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

FTVIP Templeton Foreign Fund CL 2

2024	4	$18.535	$40.519	$64	2.45%	0.20%	0.60%	(1.59)%	(1.20)%

2023	3	18.759	41.174	63	3.22%	0.20%	0.60%	20.04%	20.52%

2022	4	15.130	34.301	55	2.90%	0.20%	0.60%	(8.16)%	(7.79)%

2021	4	16.440	37.347	61	1.91%	0.20%	0.60%	3.54%	3.95%

2020	4	15.847	36.071	56	2.97%	0.20%	0.60%	(1.75)%	(1.36)%

FTVIP Templeton Global Bond Fund CL 2

2024	3	13.069	28.997	38	N/A	0.20%	0.60%	(11.90)%	(11.55)%

2023	3	14.775	32.915	41	N/A	0.20%	0.60%	2.27%	2.68%

2022	3	13.987	32.183	41	N/A	0.20%	0.60%	(5.52)%	(5.14)%

2021	3	14.774	34.062	43	N/A	0.20%	0.60%	(5.56)%	(5.18)%

2020	3	15.613	36.068	42	10.46%	0.20%	0.60%	(5.85)%	(5.47)%

Invesco Variable Insurance Funds

Invesco V.I. Discovery Mid Cap Growth Fund Series I

2024	4	16.660	16.973	68	N/A	0.20%	0.60%	23.49%	23.98%

2023	5	13.491	13.690	68	N/A	0.20%	0.60%	12.48%	12.93%

2022	5	11.995	12.123	63	N/A	0.20%	0.60%	(31.39)%	(31.12)%

2021	6	17.483	17.600	105	N/A	0.20%	0.60%	18.39%	18.86%

2020	7	14.768	14.807	103	N/A	0.20%	0.60%	47.68%	48.07%

Invesco V.I. Diversified Dividend Fund Series I

2024	3	25.921	33.776	101	1.95%	0.20%	0.60%	12.54%	12.99%

2023	3	23.033	29.893	88	1.98%	0.20%	0.60%	8.40%	8.83%

2022	3	21.249	27.468	79	1.76%	0.20%	0.60%	(2.26)%	(1.88)%

2021	4	18.396	23.592	100	2.16%	0.20%	0.60%	18.18%	18.66%

2020	4	18.396	23.592	92	2.97%	0.20%	0.60%	(0.46)%	(0.06)%

Invesco V.I. Equity and Income Fund Series I

2024	—	11.730	11.730	—	1.83%	0.90%	0.90%	11.11%	11.11%

2023	—	10.557	10.557	—	1.99%	0.90%	0.90%	9.57%	9.57%

2022	—	9.634	9.634	—	1.72%	0.90%	0.90%	(8.33)%	(8.33)%

2021	—	10.510	10.510	164	3.62%	0.90%	0.90%	5.10%	5.10%

Invesco V.I. Technology Fund Series I

2024	3	78.252	88.435	277	N/A	0.20%	0.60%	33.46%	34.00%

2023	4	58.631	65.996	244	N/A	0.20%	0.60%	46.07%	46.65%

2022	4	40.139	45.002	185	N/A	0.20%	0.60%	(40.31)%	(40.07)%

2021	4	67.244	75.090	288	N/A	0.20%	0.60%	13.73%	14.18%

2020	4	59.126	65.763	285	N/A	0.20%	0.60%	45.24%	45.82%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

Janus Aspen Series

Janus Henderson Balanced Portfolio I-S

2024	54	$44.813	$136.078	$2,338	2.12%	0.20%	0.60%	14.74%	15.20%

2023	54	38.902	118.602	2,059	2.08%	0.20%	0.60%	14.73%	15.18%

2022	58	32.828	103.377	1,916	1.19%	0.20%	0.60%	(16.90)%	(16.57)%

2021	61	39.426	124.400	2,394	0.91%	0.20%	0.60%	16.50%	16.96%

2020	59	33.775	106.784	2,012	1.73%	0.20%	0.60%	13.63%	14.08%

Janus Henderson Enterprise Portfolio I-S

2024	22	79.841	220.988	1,740	0.75%	0.20%	0.60%	14.91%	15.37%

2023	23	69.202	192.309	1,571	0.16%	0.20%	0.60%	17.37%	17.84%

2022	25	57.082	163.849	1,453	0.19%	0.20%	0.60%	(16.44)%	(16.11)%

2021	26	68.178	196.088	1,783	0.32%	0.20%	0.60%	16.13%	16.60%

2020	28	58.590	168.847	1,647	0.07%	0.20%	0.60%	18.76%	19.24%

Janus Henderson Flexible Bond Portfolio I-S

2024	5	17.512	28.877	87	4.79%	0.20%	0.60%	1.35%	1.75%

2023	5	17.210	28.493	90	4.52%	0.20%	0.60%	4.88%	5.29%

2022	5	15.887	27.169	75	2.21%	0.20%	0.60%	(14.17)%	(13.83)%

2021	6	18.474	31.655	105	2.08%	0.20%	0.60%	(1.49)%	(1.10)%

2020	5	18.716	32.134	97	2.80%	0.20%	0.60%	9.82%	10.26%

Janus Henderson Forty Portfolio I-S

2024	15	212.266	212.266	3,137	0.11%	0.90%	0.90%	27.32%	27.32%

2023	16	166.723	166.723	2,704	0.19%	0.90%	0.90%	38.72%	38.72%

2022	18	120.188	120.188	2,148	0.17%	0.90%	0.90%	(34.14)%	(34.14)%

2021	18	182.502	182.502	3,375	N/A	0.90%	0.90%	21.80%	21.80%

2020	20	149.837	149.837	2,938	0.26%	0.90%	0.90%	38.16%	38.16%

Janus Henderson Global Research Portfolio I-S

2024	26	50.892	122.863	1,270	0.78%	0.20%	0.60%	22.84%	23.33%

2023	26	41.264	100.017	1,066	0.93%	0.20%	0.60%	26.02%	26.53%

2022	29	31.700	79.364	921	0.98%	0.20%	0.60%	(19.89)%	(19.57)%

2021	30	39.492	99.070	1,172	0.53%	0.20%	0.60%	17.39%	17.85%

2020	31	33.576	84.397	1,039	0.67%	0.20%	0.60%	19.34%	19.82%

Janus Henderson Overseas Portfolio I-S

2024	27	24.317	92.069	642	1.45%	0.20%	0.60%	5.20%	5.62%

2023	27	23.022	87.516	606	1.49%	0.20%	0.60%	10.21%	10.65%

2022	29	20.223	79.406	583	1.64%	0.20%	0.60%	(9.15)%	(8.79)%

2021	30	22.215	87.402	672	1.17%	0.20%	0.60%	12.91%	13.36%

2020	33	19.637	77.411	639	1.22%	0.20%	0.60%	15.60%	16.06%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

Janus Henderson Research Portfolio I-S

2024	25	$84.403	$152.515	$2,042	0.03%	0.20%	0.60%	34.50%	35.04%

2023	27	62.502	113.393	1,616	0.15%	0.20%	0.60%	42.32%	42.89%

2022	29	42.518	79.675	1,249	0.15%	0.20%	0.60%	(30.31)%	(30.03)%

2021	29	60.887	114.325	1,765	0.10%	0.20%	0.60%	19.62%	20.09%

2020	32	50.802	95.577	1,588	0.39%	0.20%	0.60%	32.16%	32.69%

Lincoln Financial Group

LVIP American Century Disciplined Core Value (a)

2024	2	28.479	45.911	69	1.37%	0.20%	0.60%	12.41%	12.86%

2023	2	25.334	40.678	60	1.54%	0.20%	0.60%	8.01%	8.44%

2022	2	23.456	37.513	84	1.68%	0.20%	0.60%	(13.25)%	(12.91)%

2021	2	27.040	43.074	101	1.12%	0.20%	0.60%	22.91%	23.40%

2020	2	22.000	34.905	84	1.81%	0.20%	0.60%	11.14%	11.59%

LVIP American Century International (a)

2024	2	18.172	25.832	48	1.66%	0.20%	0.60%	1.99%	2.40%

2023	2	17.818	25.226	42	1.43%	0.20%	0.60%	11.90%	12.35%

2022	2	15.923	22.454	38	1.26%	0.20%	0.60%	(25.20)%	(24.90)%

2021	2	21.288	29.900	47	0.16%	0.20%	0.60%	8.10%	8.53%

2020	2	19.693	27.550	44	0.43%	0.20%	0.60%	25.13%	25.63%

LVIP American Century Ultra (a)

2024	2	76.946	105.938	157	N/A	0.20%	0.60%	28.02%	28.54%

2023	2	60.102	82.418	146	N/A	0.20%	0.60%	42.66%	43.22%

2022	2	42.131	57.545	102	N/A	0.20%	0.60%	(32.78)%	(32.51)%

2021	2	62.674	85.264	167	N/A	0.20%	0.60%	22.43%	22.91%

2020	2	51.194	69.369	130	N/A	0.20%	0.60%	48.96%	49.55%

LVIP American Century Value (a)

2024	8	37.040	44.383	367	2.89%	0.20%	0.60%	8.83%	9.26%

2023	9	34.036	40.621	375	2.35%	0.20%	0.60%	8.45%	8.88%

2022	10	31.384	37.308	350	2.04%	0.20%	0.60%	(0.06)%	0.34%

2021	11	31.402	37.181	372	1.82%	0.20%	0.60%	23.77%	24.26%

2020	11	25.372	29.922	326	2.01%	0.20%	0.60%	0.38%	0.78%

PIMCO Variable Insurance Trust

PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin

2024	3	24.790	24.790	74	3.59%	0.90%	0.90%	4.52%	4.52%

2023	3	23.719	23.719	72	2.55%	0.90%	0.90%	8.05%	8.05%

2022	3	21.952	21.952	68	1.47%	0.90%	0.90%	(10.95)%	(10.95)%

2021	3	24.653	24.653	79	1.58%	0.90%	0.90%	(2.83)%	(2.83)%

2020	3	25.371	25.371	80	5.83%	0.90%	0.90%	4.62%	4.62%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Returns (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest

PIMCO Variable Insurance Trust

PIMCO PVIT Low Duration Portfolio - Admin

2024	2	$17.163	$17.163	$35	4.03%	0.90%	0.90%	3.56%	3.56%

2023	2	16.573	16.573	33	3.14%	0.90%	0.90%	4.04%	4.04%

2022	3	15.930	15.930	47	1.65%	0.90%	0.90%	(6.58)%	(6.58)%

2021	3	17.052	17.052	54	0.55%	0.90%	0.90%	(1.81)%	(1.81)%

2020	3	17.366	17.366	47	1.21%	0.90%	0.90%	2.07%	2.07%

Notes:

(1)	Net Assets equals Policy Owners’ Equity. N/A is noted if the subaccount ceased as an investment option.
(2)

This ratio represents dividends, excluding distribution of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes the expense charges that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends in the underlying fund in which the subaccounts invest. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)

This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges for each period presented. The ratios include only those expenses that result in a direct reduction to unit values. Charges that require redemption of policy owner units and expenses of the underlying fund are excluded.

N/A is noted if the subaccount ceased as an investment option.
(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. N/A is noted if the subaccount ceased as an investment option.

(a) Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

(b) On June 17, 2024, subaccount liquidated.

(c) Subaccount commenced operations on December 6, 2024.

(d) As of December 6, 2024, AST T Rowe Price Asset Allocation Portfolio merged into the AST Balanced Allocation Portfolio.

(e) As of December 13, 2024, AST Mid-Cap Growth Portfolio merged into the AST Large-Cap Growth Portfolio.

(f) On December 16, 2024, name changed from AST Small Cap Growth Portfolio to AST Small Cap Equity Portfolio.

(g) Effective March 10, 2023, name changed from AST International Growth Portfolio to AST International Equity Portfolio.

(h) Subaccount closed during 2022.

(7) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through April 25, 2025. All accounting and disclosure requirements related to subsequent events are included in the financial statements.